Financial assets and liabilities - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade payables and other payables	$ 11,860	$ 7,070
Trade and other payables	$ 11,860	$ 7,070